Business acquisitions and divestments (Tables)	12 Months Ended
Dec. 31, 2018
Business acquisitions and divestments
Schedule of acquisitions and divestments of shares and participations affecting cash flow

	2018	2017	2016
ACQUISITIONS
Com Hem, Sweden	(6,400)	—	—
TDC, Sweden	—	(8)	(2,910)
Altel, Kazakhstan	—	—	42
Kombridge, Sweden	—	—	(9)
Total group companies	(6,400)	(8)	(2,877)
Mobile payment, Lithuania	—	(7)	—
Capital contributions to joint ventures and associated companies	(7)	—	(1)
Repayment of capital contributions from associated companies	1	—	—
Total joint ventures and associated companies	(6)	(7)	(1)
TOTAL ACQUISITION OF SHARES AND PARTICIPATIONS	(6,406)	(15)	(2,878)

DIVESTMENTS
Tele2 Austria	—	676	—
Other divestments	—	—	(2)
Total group companies	—	676	(2)

Other divestments of other securities	—	—	4
Total associated companies and other securities	—	—	4
TOTAL SALE OF SHARES AND PARTICIPATIONS	—	676	2
TOTAL CASH FLOW EFFECT	(6,406)	661	(2,876)

Schedule of assets acquired and associated liabilities assumed

The valuations of acquired assets and assumed liabilities are still preliminary.

Com Hem, Sweden (2018)
Utilization rights and software	468
Licenses	36
Customer agreements	8,962
Trademarks	5,624
Construction in progress, intangible assets	12
Tangible assets	3,014
Financial assets	9
Capitalized contract cost	37
Deferred tax assets	127
Inventories	9
Current receivables	427
Cash and cash equivalents	146
Non-current provisions	(494)
Other non-current interest-bearing liabilities	(10,598)
Deferred tax liabilities	(3,254)
Current provisions	(40)
Other current interest-bearing liabilities	(892)
Current non-interest-bearing liabilities	(1,938)
Acquired net assets	1,655
Goodwill	24,657
Purchase price shares	26,312
Paid with own shares	(19,766)
6,546
Less: cash and cash equivalents in acquired companies	(146)
NET CASH OUTFLOW (+)	6,400

	TDC,	Altel,	Kombridge,
	Sweden	Kazakhstan	Sweden
	(2016)	(2016)	(2016)	Total
Patents and software	127	7	8	142
Licenses	—	148	—	148
Customer agreements	990	81	2	1,073
Trademarks	—	66	—	66
Tangible assets	573	658	—	1,231
Financial assets	26	14	—	40
Deferred tax assets	—	31	1	32
Inventories	140	37	—	177
Current receivables	776	152	2	930
Cash and cash equivalents	130	42	1	173
Non-current interest-bearing liabilities	(21)	(55)	—	(76)
Deferred tax liabilities	(217)	(29)	(2)	(248)
Current liabilities	(1,354)	(312)	(2)	(1,668)
Acquired net assets	1,170	840	10	2,020

Goodwill	1,552	—	9	1,561
Purchase price shares	2,722	840	19	3,581
Fair value of equity interest 51 percent in Khan Tengri Holding at acquisition	—	(840)	—	(840)
Payment of debt to former owner	330	—	—	330
	3,052	—	19	3,071
Deferred contingent consideration	(12)	—	(9)	(21)
Less: cash and cash equivalents in acquired companies	(130)	(42)	(1)	(173)
NET CASH OUTFLOW (+)	2,910	(42)	9	2,877

Schedule of effects from acquisitions

	Tele2	Acquired	Tele2 Group, if
	Group,	operations,	acquisition on
	reported	Com Hem Sweden	January 1
Revenue	23,704	6,057	29,761
Net profit	1,610	26	1,636

	2016
					Tele2 Group, if
	Tele2 Group,				acquisition on
	reported	Acquired operations			January 1
	Tele2 Group	TDC, Sweden	Altel, Kazakhstan	Kombridge, Sweden	Tele2 Group
Revenue	18,131	2,848	137	7	21,123
Net profit/loss	1,781	8	(22)	—	1,767